Liquidity risk - Term Issuance (Details) £ in Billions	Dec. 31, 2025 GBP (£)
Disclosure of credit risk exposure [line items]
Total issuance	£ 9.1
Securitsation
Disclosure of credit risk exposure [line items]
Total issuance	1.4
Covered bonds
Disclosure of credit risk exposure [line items]
Total issuance	1.4
Senior unsecured notes issued
Disclosure of credit risk exposure [line items]
Total issuance	2.9
Subordinated liabilities
Disclosure of credit risk exposure [line items]
Total issuance	1.8
Additional tier 1
Disclosure of credit risk exposure [line items]
Total issuance	1.6
Sterling £bn
Disclosure of credit risk exposure [line items]
Total issuance	2.6
Sterling £bn | Securitsation
Disclosure of credit risk exposure [line items]
Total issuance	0.8
Sterling £bn | Covered bonds
Disclosure of credit risk exposure [line items]
Total issuance	1.0
Sterling £bn | Senior unsecured notes issued
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Sterling £bn | Subordinated liabilities
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Sterling £bn | Additional tier 1
Disclosure of credit risk exposure [line items]
Total issuance	0.8
US dollar £bn
Disclosure of credit risk exposure [line items]
Total issuance	2.7
US dollar £bn | Securitsation
Disclosure of credit risk exposure [line items]
Total issuance	0.0
US dollar £bn | Covered bonds
Disclosure of credit risk exposure [line items]
Total issuance	0.0
US dollar £bn | Senior unsecured notes issued
Disclosure of credit risk exposure [line items]
Total issuance	1.0
US dollar £bn | Subordinated liabilities
Disclosure of credit risk exposure [line items]
Total issuance	0.9
US dollar £bn | Additional tier 1
Disclosure of credit risk exposure [line items]
Total issuance	0.8
Euro £bn
Disclosure of credit risk exposure [line items]
Total issuance	3.2
Euro £bn | Securitsation
Disclosure of credit risk exposure [line items]
Total issuance	0.6
Euro £bn | Covered bonds
Disclosure of credit risk exposure [line items]
Total issuance	0.4
Euro £bn | Senior unsecured notes issued
Disclosure of credit risk exposure [line items]
Total issuance	1.3
Euro £bn | Subordinated liabilities
Disclosure of credit risk exposure [line items]
Total issuance	0.9
Euro £bn | Additional tier 1
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Other currencies £bn
Disclosure of credit risk exposure [line items]
Total issuance	0.6
Other currencies £bn | Securitsation
Disclosure of credit risk exposure [line items]
Total issuance
Other currencies £bn | Covered bonds
Disclosure of credit risk exposure [line items]
Total issuance
Other currencies £bn | Senior unsecured notes issued
Disclosure of credit risk exposure [line items]
Total issuance	0.6
Other currencies £bn | Subordinated liabilities
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Other currencies £bn | Additional tier 1
Disclosure of credit risk exposure [line items]
Total issuance	£ 0.0